Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 95.3%
Aerospace & Defense - 1.3%
TransDigm, Inc.
4.88%, 05/01/2029	$ 937,000	$ 823,288
5.50%, 11/15/2027	754,000	707,875
6.88%, 12/15/2030 (A)	385,000	376,877
Triumph Group, Inc.
7.75%, 08/15/2025 (B)	469,000	445,550
9.00%, 03/15/2028 (A)	869,000	859,317

		3,212,907

Automobile Components - 2.9%
Adient Global Holdings Ltd.
7.00%, 04/15/2028 (A)	79,000	78,362
8.25%, 04/15/2031 (A) (B)	119,000	119,174
Clarios Global LP
6.75%, 05/15/2025 (A)	196,000	194,497
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/2026 (A)	462,000	452,874
6.75%, 05/15/2028 (A)	419,000	409,049
8.50%, 05/15/2027 (A)	846,000	843,573
Dana Financing Luxembourg SARL
5.75%, 04/15/2025 (A)	705,000	689,679
Dana, Inc.
4.25%, 09/01/2030	76,000	60,998
4.50%, 02/15/2032	889,000	687,717
5.63%, 06/15/2028 (B)	218,000	199,542
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027 (B)	361,000	332,469
5.00%, 05/31/2026 (B)	512,000	488,932
5.00%, 07/15/2029	434,000	373,801
9.50%, 05/31/2025	766,000	777,498
ZF North America Capital, Inc.
4.75%, 04/29/2025 (A)	635,000	611,637
6.88%, 04/14/2028 (A)	435,000	425,626
7.13%, 04/14/2030 (A)	303,000	296,890

		7,042,318

Automobiles - 1.9%
Ford Motor Co.
6.10%, 08/19/2032 (B)	140,000	131,884
Ford Motor Credit Co. LLC
2.70%, 08/10/2026	245,000	218,512
3.37%, 11/17/2023	400,000	397,711
3.38%, 11/13/2025	627,000	582,740
4.00%, 11/13/2030	625,000	522,025
4.39%, 01/08/2026	676,000	638,011
4.95%, 05/28/2027	693,000	649,401
6.95%, 03/06/2026	541,000	540,023
7.35%, 11/04/2027 - 03/06/2030	973,000	986,269

		4,666,576

Banks - 2.7%
Barclays PLC
Fixed until 11/02/2025, 7.33% (C), 11/02/2026	600,000	609,113
Fixed until 06/15/2024 (D), 8.00% (B) (C)	285,000	280,223
Citigroup, Inc.
Fixed until 12/10/2025 (D), 4.00% (C)	207,000	181,001
Fixed until 09/12/2024 (D), 5.00% (C)	1,116,000	1,061,215
Deutsche Bank AG
Fixed until 10/14/2030, 3.73% (C), 01/14/2032	699,000	520,506

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Deutsche Bank AG (continued)
Fixed until 10/30/2025 (D), 6.00% (C)	$ 200,000	$ 156,092
Fixed until 11/10/2032, 7.08% (C), 02/10/2034	465,000	420,345
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (C), 06/01/2032 (A)	972,000	716,447
5.71%, 01/15/2026 (A)	651,000	621,615
7.00%, 11/21/2025 (A)	200,000	202,448
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (A)	411,000	414,109
JPMorgan Chase & Co.
Fixed until 02/01/2025 (D), 4.60% (C)	926,000	866,275
Lloyds Banking Group PLC
Fixed until 06/27/2024 (D), 7.50% (C)	419,000	409,093
Fixed until 08/15/2032, 7.95% (C), 11/15/2033	200,000	206,926

		6,665,408

Beverages - 0.5%
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (A)	1,490,000	1,273,950

Building Products - 1.6%
Boise Cascade Co.
4.88%, 07/01/2030 (A)	1,189,000	1,041,861
Builders FirstSource, Inc.
4.25%, 02/01/2032 (A)	345,000	282,888
5.00%, 03/01/2030 (A)	212,000	188,972
6.38%, 06/15/2032 (A)	325,000	306,386
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028 (A)	870,000	838,463
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (A)	459,000	347,965
Standard Industries, Inc.
3.38%, 01/15/2031 (A)	358,000	276,763
4.38%, 07/15/2030 (A)	152,000	126,079
5.00%, 02/15/2027 (A)	503,000	466,186

		3,875,563

Capital Markets - 0.3%
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	677,000	590,284
4.63%, 11/15/2027 (A)	180,000	166,302

		756,586

Chemicals - 1.9%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	368,000	262,079
Avient Corp.
7.13%, 08/01/2030 (A)	279,000	274,044
Eagle Intermediate Global Holding BV/Eagle US Finance LLC
7.50%, 05/01/2025 (A)	836,000	549,116
NOVA Chemicals Corp.
4.25%, 05/15/2029 (A) (B)	364,000	283,322
4.88%, 06/01/2024 (A)	600,000	589,386
5.25%, 06/01/2027 (A)	1,262,000	1,093,409
Olin Corp.
5.00%, 02/01/2030 (B)	437,000	389,500
5.13%, 09/15/2027	427,000	399,249
5.63%, 08/01/2029 (B)	470,000	442,213
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029 (A)	668,000	348,492

		4,630,810

Transamerica Series Trust	Page 1

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 4.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029 (A)	$ 1,049,000	$ 932,386
5.75%, 07/15/2027 (A) (B)	800,000	757,166
Benteler International AG
10.50%, 05/15/2028 (A)	760,000	762,850
Covanta Holding Corp.
4.88%, 12/01/2029 (A)	501,000	411,020
5.00%, 09/01/2030	458,000	369,262
Garda World Security Corp.
4.63%, 02/15/2027 (A)	556,000	508,777
6.00%, 06/01/2029 (A) (B)	640,000	523,520
9.50%, 11/01/2027 (A)	299,000	285,879
Herc Holdings, Inc.
5.50%, 07/15/2027 (A)	1,702,000	1,609,416
Hertz Corp.
4.63%, 12/01/2026 (A)	69,000	61,151
5.00%, 12/01/2029 (A) (B)	1,011,000	791,413
Stericycle, Inc.
5.38%, 07/15/2024 (A)	627,000	618,906
United Rentals North America, Inc.
3.75%, 01/15/2032	395,000	318,766
4.00%, 07/15/2030	707,000	602,570
5.50%, 05/15/2027	77,000	74,858
6.00%, 12/15/2029 (A)	802,000	780,717
WW International, Inc.
4.50%, 04/15/2029 (A)	1,178,000	827,545

		10,236,202

Communications Equipment - 0.6%
CommScope, Inc.
4.75%, 09/01/2029 (A)	726,000	526,747
6.00%, 03/01/2026 (A)	493,000	459,695
8.25%, 03/01/2027 (A) (B)	620,000	405,185

		1,391,627

Construction & Engineering - 1.6%
Abengoa Abenewco 2 SA
1.50%, 10/26/2024 (A)	314,199	1,571
1.50%, 10/26/2024 (A) (E) (F) (G) (H)	314,199	0
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029 - 04/01/2030 (A)	445,000	369,511
6.63%, 01/15/2028 (A)	830,000	783,040
Beazer Homes USA, Inc.
5.88%, 10/15/2027 (B)	396,000	362,455
6.75%, 03/15/2025	874,000	872,907
7.25%, 10/15/2029	783,000	735,700
KB Home
7.25%, 07/15/2030	326,000	320,232
Meritage Homes Corp.
5.13%, 06/06/2027	379,000	357,223
6.00%, 06/01/2025	89,000	87,500

		3,890,139

Construction Materials - 0.6%
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (A)	1,466,000	1,353,763

Consumer Staples Distribution & Retail - 1.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
3.25%, 03/15/2026 (A)	157,000	145,426
3.50%, 03/15/2029 (A)	952,000	811,565
4.63%, 01/15/2027 (A)	791,000	747,060

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Staples Distribution & Retail (continued)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP (continued)
6.50%, 02/15/2028 (A)	$ 858,000	$ 848,049
7.50%, 03/15/2026 (A)	155,000	157,057

		2,709,157

Containers & Packaging - 5.6%
ARD Finance SA
PIK Rate 7.25%, Cash Rate 6.50%, 06/30/2027 (A) (I)	472,000	356,230
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028 (A)	792,000	660,441
4.00%, 09/01/2029 (A) (B)	873,000	683,201
6.00%, 06/15/2027 (A)	275,000	264,610
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 08/15/2027 (A) (B)	889,000	741,920
Ball Corp.
2.88%, 08/15/2030	1,547,000	1,225,803
6.00%, 06/15/2029	57,000	55,415
6.88%, 03/15/2028	541,000	544,324
Cascades, Inc./Cascades USA, Inc.
5.13%, 01/15/2026 (A) (B)	200,000	191,451
5.38%, 01/15/2028 (A)	538,000	496,870
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (A)	655,000	608,856
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 02/01/2026	1,788,000	1,717,262
Graphic Packaging International LLC
3.50%, 03/15/2028 - 03/01/2029 (A)	1,036,000	904,326
3.75%, 02/01/2030 (A)	125,000	104,513
4.13%, 08/15/2024	312,000	305,022
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026 (A)	466,000	449,610
OI European Group BV
4.75%, 02/15/2030 (A)	353,000	307,043
Owens-Brockway Glass Container, Inc.
6.38%, 08/15/2025 (A) (B)	214,000	213,504
7.25%, 05/15/2031 (A)	439,000	429,122
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.38%, 10/15/2028 (A)	38,000	32,987
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/2027 (A)	1,527,000	1,355,212
Sealed Air Corp.
5.50%, 09/15/2025 (A)	125,000	122,441
6.88%, 07/15/2033 (A)	598,000	580,807
Sealed Air Corp./Sealed Air Corp. US
6.13%, 02/01/2028 (A)	364,000	353,116
Trivium Packaging Finance BV
5.50%, 08/15/2026 (A)	828,000	772,075
8.50%, 08/15/2027 (A)	345,000	316,769

		13,792,930

Diversified REITs - 3.0%
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	1,044,000	927,942
6.00%, 04/15/2025 (A) (B)	199,000	193,636
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/2032 (A)	505,000	414,970
Iron Mountain, Inc.
4.50%, 02/15/2031 (A)	183,000	150,970
5.25%, 03/15/2028 (A)	994,000	919,015
7.00%, 02/15/2029 (A)	346,000	338,578

Transamerica Series Trust	Page 2

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified REITs (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	$ 364,000	$ 318,353
5.25%, 10/01/2025 (A)	632,000	608,416
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/2031	879,000	549,086
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/2028 (A)	323,000	295,157
7.50%, 06/01/2025 (A)	875,000	873,687
SBA Communications Corp.
3.13%, 02/01/2029	713,000	593,426
3.88%, 02/15/2027	432,000	395,856
VICI Properties LP/VICI Note Co., Inc.
3.88%, 02/15/2029 (A)	319,000	275,779
4.63%, 06/15/2025 (A)	182,000	175,756
5.75%, 02/01/2027 (A)	480,000	464,667

		7,495,294

Diversified Telecommunication Services - 2.7%
Cablevision Lightpath LLC
3.88%, 09/15/2027 (A)	215,000	179,525
Frontier Communications Holdings LLC
5.00%, 05/01/2028 (A)	224,000	191,293
6.00%, 01/15/2030 (A) (B)	77,000	56,321
6.75%, 05/01/2029 (A) (B)	773,000	594,790
8.75%, 05/15/2030 (A)	296,000	281,045
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	248,000	222,998
6.63%, 08/01/2026 (B)	670,000	572,850
Iliad Holding SASU
6.50%, 10/15/2026 (A)	459,000	431,240
7.00%, 10/15/2028 (A)	534,000	486,088
Intelsat Jackson Holdings SA
8.50%, 10/15/2024 (A) (E) (F) (G) (H)	305,000	0
Level 3 Financing, Inc.
3.63%, 01/15/2029 (A)	418,000	234,080
3.75%, 07/15/2029 (A)	621,000	347,113
4.25%, 07/01/2028 (A)	924,000	575,481
10.50%, 05/15/2030 (A)	1,703,000	1,714,081
Telecom Italia Capital SA
6.00%, 09/30/2034	412,000	343,561
6.38%, 11/15/2033	499,000	432,700

		6,663,166

Electric Utilities - 0.9%
Elwood Energy LLC
8.16%, 07/05/2026	226,651	188,404
Vistra Operations Co. LLC
3.55%, 07/15/2024 (A)	723,000	705,136
4.38%, 05/01/2029 (A)	517,000	444,478
5.00%, 07/31/2027 (A)	771,000	708,835
5.63%, 02/15/2027 (A)	69,000	65,440

		2,112,293

Electrical Equipment - 0.4%
Energizer Holdings, Inc.
4.38%, 03/31/2029 (A)	502,000	418,944
6.50%, 12/31/2027 (A)	710,000	672,285

		1,091,229

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components - 0.3%
Sensata Technologies BV
4.00%, 04/15/2029 (A)	$ 412,000	$ 354,762
Sensata Technologies, Inc.
3.75%, 02/15/2031 (A)	66,000	53,425
4.38%, 02/15/2030 (A)	301,000	259,900

		668,087

Energy Equipment & Services - 1.2%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028 (A)	788,000	733,647
CSI Compressco LP/CSI Compressco Finance, Inc.
PIK Rate 3.50%, Cash Rate 10.00%, 04/01/2026 (A) (I)	652,549	576,843
7.50%, 04/01/2025 (A)	233,000	226,593
7.50%, 04/01/2025 (A) (B)	497,000	483,332
Sunnova Energy Corp.
5.88%, 09/01/2026 (A) (B)	592,000	506,160
11.75%, 10/01/2028 (A)	491,000	474,079

		3,000,654

Financial Services - 2.0%
Ally Financial, Inc.
Fixed until 06/13/2028, 6.99% (C), 06/13/2029	636,000	622,534
ILFC E-Capital Trust I
1.55% + Max of 3-Month LIBOR, 10-Year CMT or 30-Year CMT, 7.21% (C), 12/21/2065 (A)	2,322,000	1,696,272
ILFC E-Capital Trust II
1.80% + Max of 3-Month LIBOR, 15-Year CMT or 30-Year CMT, 7.46% (C), 12/21/2065 (A) (B)	959,000	720,903
Macquarie Airfinance Holdings Ltd.
8.13%, 03/30/2029 (A)	863,000	864,251
United Wholesale Mortgage LLC
5.50%, 11/15/2025 - 04/15/2029 (A)	606,000	527,379
5.75%, 06/15/2027 (A)	466,000	421,776

		4,853,115

Food Products - 1.4%
Darling Ingredients, Inc.
5.25%, 04/15/2027 (A)	210,000	200,111
6.00%, 06/15/2030 (A)	117,000	110,890
Kraft Heinz Foods Co.
5.00%, 06/04/2042	329,000	284,328
6.88%, 01/26/2039	180,000	188,634
Pilgrim’s Pride Corp.
3.50%, 03/01/2032	638,000	493,367
Post Holdings, Inc.
4.50%, 09/15/2031 (A)	339,000	282,151
4.63%, 04/15/2030 (A)	713,000	610,571
5.50%, 12/15/2029 (A)	973,000	882,622
5.63%, 01/15/2028 (A)	361,000	341,229

		3,393,903

Transamerica Series Trust	Page 3

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.6%
Kedrion SpA
6.50%, 09/01/2029 (A) (B)	$ 776,000	$ 665,420
Medline Borrower LP
3.88%, 04/01/2029 (A)	1,076,000	909,736

		1,575,156

Health Care Providers & Services - 5.0%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029 (A)	1,035,000	930,558
AdaptHealth LLC
4.63%, 08/01/2029 (A)	66,000	50,656
5.13%, 03/01/2030 (A) (B)	150,000	116,153
6.13%, 08/01/2028 (A)	1,077,000	929,370
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (A)	130,000	111,471
4.00%, 03/15/2031 (A)	140,000	118,475
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030 (A)	853,000	649,816
5.63%, 03/15/2027 (A)	319,000	273,500
6.88%, 04/15/2029 (A)	63,000	33,705
8.00%, 03/15/2026 (A)	831,000	791,821
DaVita, Inc.
3.75%, 02/15/2031 (A)	1,288,000	978,547
4.63%, 06/01/2030 (A)	838,000	688,142
Encompass Health Corp.
4.50%, 02/01/2028	335,000	305,321
4.63%, 04/01/2031	60,000	50,847
4.75%, 02/01/2030	218,000	192,892
5.75%, 09/15/2025	1,004,000	987,708
HCA, Inc.
5.88%, 02/01/2029	182,000	179,090
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/2028 (A)	601,000	604,756
Molina Healthcare, Inc.
4.38%, 06/15/2028 (A)	922,000	826,155
Tenet Healthcare Corp.
4.25%, 06/01/2029	807,000	694,381
4.63%, 06/15/2028	28,000	25,203
4.88%, 01/01/2026	738,000	707,025
5.13%, 11/01/2027	647,000	602,920
6.13%, 10/01/2028 (B)	1,201,000	1,127,439
6.13%, 06/15/2030	451,000	422,931

		12,398,882

Hotels, Restaurants & Leisure - 9.8%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028 (A)	242,000	217,085
4.00%, 10/15/2030 (A)	636,000	527,755
Boyd Gaming Corp.
4.75%, 06/15/2031 (A)	419,000	356,565
Boyne USA, Inc.
4.75%, 05/15/2029 (A)	1,131,000	989,258
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (A) (B)	1,045,000	885,163
6.25%, 07/01/2025 (A)	1,118,000	1,103,361
7.00%, 02/15/2030 (A)	77,000	74,922
Carnival Corp.
6.00%, 05/01/2029 (A)	1,423,000	1,210,849
7.00%, 08/15/2029 (A)	109,000	107,473
7.63%, 03/01/2026 (A) (B)	192,000	186,742
10.50%, 06/01/2030 (A)	327,000	336,769
Carnival Holdings Bermuda Ltd.
10.38%, 05/01/2028 (A)	272,000	291,591

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
CDI Escrow Issuer, Inc.
5.75%, 04/01/2030 (A)	$ 839,000	$ 757,945
Churchill Downs, Inc.
6.75%, 05/01/2031 (A)	441,000	416,745
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	622,000	566,994
5.38%, 05/01/2025 (A)	37,000	36,354
5.75%, 05/01/2028 (A)	69,000	66,699
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031 (A)	944,000	769,408
5.00%, 06/01/2029 (A)	453,000	392,980
International Game Technology PLC
4.13%, 04/15/2026 (A)	227,000	213,518
5.25%, 01/15/2029 (A)	217,000	199,572
6.25%, 01/15/2027 (A)	214,000	209,498
6.50%, 02/15/2025 (A)	434,000	433,377
Light & Wonder International, Inc.
7.00%, 05/15/2028 (A)	731,000	718,507
MGM Resorts International
4.63%, 09/01/2026	341,000	318,507
4.75%, 10/15/2028	633,000	557,543
5.50%, 04/15/2027	924,000	863,772
5.75%, 06/15/2025	649,000	633,906
6.75%, 05/01/2025	556,000	553,122
NCL Corp. Ltd.
5.88%, 03/15/2026 - 02/15/2027 (A)	1,614,000	1,500,731
Royal Caribbean Cruises Ltd.
5.38%, 07/15/2027 (A)	500,000	462,745
5.50%, 04/01/2028 (A)	412,000	377,942
8.25%, 01/15/2029 (A)	279,000	289,431
11.50%, 06/01/2025 (A)	44,000	46,499
11.63%, 08/15/2027 (A)	172,000	186,640
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.63%, 03/01/2030 (A)	563,000	485,588
Station Casinos LLC
4.50%, 02/15/2028 (A)	1,696,000	1,479,472
Travel & Leisure Co.
4.50%, 12/01/2029 (A)	392,000	328,790
5.65%, 04/01/2024	823,000	817,659
6.00%, 04/01/2027	926,000	880,996
6.60%, 10/01/2025	148,000	146,520
Viking Cruises Ltd.
5.88%, 09/15/2027 (A)	1,374,000	1,254,050
7.00%, 02/15/2029 (A)	710,000	653,200
9.13%, 07/15/2031 (A)	251,000	251,547
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.13%, 02/15/2031 (A)	911,000	864,152

		24,021,942

Household Products - 0.5%
Central Garden & Pet Co.
4.13%, 04/30/2031 (A)	738,000	603,244
Spectrum Brands, Inc.
3.88%, 03/15/2031 (A) (B)	584,000	473,811
5.50%, 07/15/2030 (A)	67,000	60,702

		1,137,757

Independent Power & Renewable Electricity Producers - 1.6%
Calpine Corp.
3.75%, 03/01/2031 (A)	581,000	468,058
4.50%, 02/15/2028 (A)	753,000	678,624
5.00%, 02/01/2031 (A)	140,000	113,214

Transamerica Series Trust	Page 4

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Independent Power & Renewable Electricity Producers (continued)
Calpine Corp. (continued)
5.13%, 03/15/2028 (A)	$ 472,000	$ 420,250
5.25%, 06/01/2026 (A)	700,000	677,208
Clearway Energy Operating LLC
3.75%, 02/15/2031 (A)	360,000	284,232
4.75%, 03/15/2028 (A)	583,000	521,437
NRG Energy, Inc.
3.38%, 02/15/2029 (A)	193,000	156,263
3.88%, 02/15/2032 (A)	336,000	252,284
5.75%, 01/15/2028	280,000	262,548

		3,834,118

Insurance - 1.6%
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	1,361,000	1,212,739
Global Atlantic Finance Co.
Fixed until 07/15/2026, 4.70% (C), 10/15/2051 (A)	732,000	529,470
7.95%, 06/15/2033 (A)	623,000	599,128
Hartford Financial Services Group, Inc.
3-Month Term SOFR + 2.39%, 7.75% (C), 02/12/2067 (A)	1,028,000	873,917
Lincoln National Corp.
3-Month LIBOR + 2.36%, 8.00% (C), 05/17/2066	982,000	683,168

		3,898,422

Internet & Catalog Retail - 0.9%
Uber Technologies, Inc.
4.50%, 08/15/2029 (A) (B)	496,000	443,543
6.25%, 01/15/2028 (A)	59,000	57,694
7.50%, 09/15/2027 (A)	883,000	890,381
8.00%, 11/01/2026 (A)	907,000	917,657

		2,309,275

IT Services - 0.3%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/01/2029 (A)	823,000	702,842

Leisure Products - 0.1%
Mattel, Inc.
5.45%, 11/01/2041	391,000	322,638
6.20%, 10/01/2040	50,000	44,457

		367,095

Machinery - 2.0%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027 (A)	217,000	203,355
6.38%, 06/15/2030 (A)	238,000	228,587
Allison Transmission, Inc.
3.75%, 01/30/2031 (A)	157,000	126,920
Chart Industries, Inc.
7.50%, 01/01/2030 (A)	996,000	1,001,406
GrafTech Global Enterprises, Inc.
9.88%, 12/15/2028 (A) (B)	239,000	226,453
Madison IAQ LLC
4.13%, 06/30/2028 (A)	494,000	426,321
5.88%, 06/30/2029 (A)	442,000	355,903
SPX FLOW, Inc.
8.75%, 04/01/2030 (A)	1,169,000	1,080,857

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Vertiv Group Corp.
4.13%, 11/15/2028 (A)	$ 446,000	$ 393,686
Wabash National Corp.
4.50%, 10/15/2028 (A)	988,000	832,253

		4,875,741

Media - 9.9%
Arches Buyer, Inc.
4.25%, 06/01/2028 (A)	170,000	144,946
6.13%, 12/01/2028 (A)	393,000	319,116
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031 - 01/15/2034 (A)	846,000	636,397
4.50%, 08/15/2030 - 06/01/2033 (A)	934,000	736,071
4.50%, 05/01/2032	698,000	547,882
4.75%, 03/01/2030 - 02/01/2032 (A)	1,607,000	1,326,033
5.00%, 02/01/2028 (A)	423,000	384,143
5.38%, 06/01/2029 (A)	290,000	260,235
5.50%, 05/01/2026 (A)	348,000	336,145
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (A)	600,000	532,736
7.50%, 06/01/2029 (A) (B)	61,000	46,708
7.75%, 04/15/2028 (A) (B)	244,000	194,806
9.00%, 09/15/2028 (A)	344,000	340,677
CSC Holdings LLC
4.13%, 12/01/2030 (A)	248,000	175,497
4.50%, 11/15/2031 (A)	462,000	327,522
5.38%, 02/01/2028 (A)	400,000	325,605
5.75%, 01/15/2030 (A)	2,227,000	1,247,733
6.50%, 02/01/2029 (A)	460,000	381,262
7.50%, 04/01/2028 (A) (B)	500,000	325,697
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/2026 (A) (E) (J)	974,000	19,480
DISH DBS Corp.
5.25%, 12/01/2026 (A)	1,021,000	864,275
5.75%, 12/01/2028 (A)	455,000	349,781
7.38%, 07/01/2028	360,000	226,832
7.75%, 07/01/2026	509,000	381,750
DISH Network Corp.
11.75%, 11/15/2027 (A)	354,000	356,670
Gray Escrow II, Inc.
5.38%, 11/15/2031 (A)	1,622,000	1,061,506
Gray Television, Inc.
4.75%, 10/15/2030 (A) (B)	969,000	641,936
7.00%, 05/15/2027 (A) (B)	857,000	737,020
iHeartCommunications, Inc.
6.38%, 05/01/2026	495,000	426,528
8.38%, 05/01/2027 (B)	1,147,386	826,017
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (A)	1,040,000	835,636
6.75%, 10/15/2027 (A)	616,000	565,796
Light & Wonder International, Inc.
7.50%, 09/01/2031 (A)	928,000	917,128
Sinclair Television Group, Inc.
4.13%, 12/01/2030 (A)	391,000	240,492
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (A)	211,000	188,054
4.13%, 07/01/2030 (A)	1,015,000	812,000
5.00%, 08/01/2027 (A)	31,000	28,315
5.50%, 07/01/2029 (A)	373,000	329,925
TEGNA, Inc.
4.63%, 03/15/2028	481,000	416,065
4.75%, 03/15/2026 (A)	244,000	231,190
Univision Communications, Inc.
6.63%, 06/01/2027 (A)	796,000	741,013
7.38%, 06/30/2030 (A)	93,000	84,946

Transamerica Series Trust	Page 5

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
UPC Broadband Finco BV
4.88%, 07/15/2031 (A)	$ 701,000	$ 568,848
UPC Holding BV
5.50%, 01/15/2028 (A)	374,000	332,860
Virgin Media Finance PLC
5.00%, 07/15/2030 (A)	647,000	508,609
Virgin Media Secured Finance PLC
5.50%, 05/15/2029 (A)	1,139,000	1,014,819
VZ Secured Financing BV
5.00%, 01/15/2032 (A)	2,275,000	1,787,099
Ziggo Bond Co. BV
6.00%, 01/15/2027 (A)	300,000	274,642

		24,358,443

Metals & Mining - 4.9%
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029 (A)	605,000	597,764
Cleveland-Cliffs, Inc.
6.75%, 03/15/2026 (A)	831,000	828,484
Constellium SE
5.63%, 06/15/2028 (A)	1,025,000	959,423
5.88%, 02/15/2026 (A)	1,380,000	1,347,791
Enviri Corp.
5.75%, 07/31/2027 (A)	1,357,000	1,193,522
First Quantum Minerals Ltd.
7.50%, 04/01/2025 (A)	434,000	433,152
FMG Resources August 2006 Pty Ltd.
5.88%, 04/15/2030 (A)	718,000	656,438
6.13%, 04/15/2032 (A)	460,000	417,995
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	526,000	481,842
4.38%, 08/01/2028	512,000	469,359
Mineral Resources Ltd.
8.13%, 05/01/2027 (A)	872,000	860,211
8.50%, 05/01/2030 (A)	988,000	969,273
9.25%, 10/01/2028 (A)	550,000	554,125
New Gold, Inc.
7.50%, 07/15/2027 (A)	1,032,000	963,316
Novelis Corp.
3.25%, 11/15/2026 (A)	70,000	62,510
3.88%, 08/15/2031 (A)	71,000	56,711
4.75%, 01/30/2030 (A)	1,295,000	1,120,906

		11,972,822

Oil, Gas & Consumable Fuels - 11.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029 (A)	690,000	632,995
7.88%, 05/15/2026 (A)	810,000	815,588
Callon Petroleum Co.
6.38%, 07/01/2026	180,000	176,654
7.50%, 06/15/2030 (A) (B)	423,000	410,131
8.00%, 08/01/2028 (A)	219,000	219,315
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	170,000	168,748
Cheniere Energy Partners LP
4.00%, 03/01/2031	775,000	662,627
Cheniere Energy, Inc.
4.63%, 10/15/2028	316,000	291,466
Chord Energy Corp.
6.38%, 06/01/2026 (A)	764,000	749,117
Civitas Resources, Inc.
5.00%, 10/15/2026 (A)	424,000	397,729
8.75%, 07/01/2031 (A)	940,000	959,627

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Comstock Resources, Inc.
5.88%, 01/15/2030 (A)	$ 619,000	$ 535,829
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
8.00%, 04/01/2029 (A) (B)	1,125,000	1,155,443
CrownRock LP/CrownRock Finance, Inc.
5.00%, 05/01/2029 (A)	17,000	15,928
5.63%, 10/15/2025 (A)	1,849,000	1,819,324
DCP Midstream Operating LP
5.38%, 07/15/2025	943,000	930,281
DT Midstream, Inc.
4.13%, 06/15/2029 (A)	392,000	339,568
4.38%, 06/15/2031 (A)	122,000	102,601
EnLink Midstream LLC
6.50%, 09/01/2030 (A)	435,000	421,950
EQM Midstream Partners LP
6.00%, 07/01/2025 (A)	59,000	58,092
6.50%, 07/01/2027 (A)	366,000	357,425
Genesis Energy LP/Genesis Energy Finance Corp.
8.88%, 04/15/2030	407,000	397,378
Hess Midstream Operations LP
4.25%, 02/15/2030 (A)	31,000	26,137
5.13%, 06/15/2028 (A)	657,000	604,561
Holly Energy Partners LP/Holly Energy Finance Corp.
6.38%, 04/15/2027 (A)	678,000	663,593
Ithaca Energy North Sea PLC
9.00%, 07/15/2026 (A) (B)	875,000	848,768
Kinder Morgan, Inc.
7.75%, 01/15/2032	245,000	265,747
8.05%, 10/15/2030	134,000	145,796
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026 (A)	115,000	111,381
10.50%, 05/15/2027 (A)	441,000	442,839
NuStar Logistics LP
5.63%, 04/28/2027	742,000	706,926
5.75%, 10/01/2025	115,000	111,838
6.00%, 06/01/2026	111,000	107,678
Occidental Petroleum Corp.
5.55%, 03/15/2026	200,000	197,364
5.88%, 09/01/2025	353,000	351,207
6.13%, 01/01/2031	79,000	77,866
6.20%, 03/15/2040	359,000	342,201
6.45%, 09/15/2036	1,194,000	1,178,215
6.60%, 03/15/2046 (B)	193,000	189,974
6.63%, 09/01/2030	899,000	910,912
7.15%, 05/15/2028	433,000	444,645
Ovintiv, Inc.
7.38%, 11/01/2031	276,000	289,278
Parkland Corp.
4.50%, 10/01/2029 (A)	341,000	292,083
4.63%, 05/01/2030 (A)	77,000	65,669
5.88%, 07/15/2027 (A)	531,000	505,358
PBF Holding Co. LLC/PBF Finance Corp.
7.88%, 09/15/2030 (A)	687,000	684,235
PDC Energy, Inc.
5.75%, 05/15/2026	498,000	496,755
Permian Resources Operating LLC
7.00%, 01/15/2032 (A)	441,000	435,600
SM Energy Co.
5.63%, 06/01/2025	299,000	292,631
6.50%, 07/15/2028	77,000	73,920
6.63%, 01/15/2027 (B)	832,000	815,360
6.75%, 09/15/2026	222,000	217,920
Southwestern Energy Co.
4.75%, 02/01/2032	286,000	245,482
5.38%, 03/15/2030	375,000	341,666

Transamerica Series Trust	Page 6

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
9.00% (K), 10/15/2026 (A)	$ 340,000	$ 326,459
Summit Midstream Partners LP
Fixed until 12/15/2023 (D), 13.10% (C)	672,000	504,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/2031	938,000	840,392
5.00%, 01/15/2028	150,000	142,650
5.50%, 03/01/2030	716,000	670,113
6.50%, 07/15/2027	255,000	256,976
Vital Energy, Inc.
9.75%, 10/15/2030	219,000	223,827
10.13%, 01/15/2028	438,000	446,054
Western Midstream Operating LP
5.30%, 03/01/2048	1,122,000	876,138
5.45%, 04/01/2044	251,000	202,269

		28,590,299

Paper & Forest Products - 0.8%
Domtar Corp.
6.75%, 10/01/2028 (A)	970,000	802,946
Glatfelter Corp.
4.75%, 11/15/2029 (A) (B)	1,581,000	1,041,081

		1,844,027

Personal Care Products - 0.6%
Coty, Inc.
5.00%, 04/15/2026 (A)	582,000	559,474
6.50%, 04/15/2026 (A) (B)	791,000	787,239
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6.63%, 07/15/2030 (A)	243,000	237,532

		1,584,245

Pharmaceuticals - 1.1%
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (A)	532,000	269,990
Bausch Health Cos., Inc.
5.00%, 01/30/2028 - 02/15/2029 (A)	574,000	221,528
5.25%, 01/30/2030 - 02/15/2031 (A)	619,000	234,954
7.00%, 01/15/2028 (A)	161,000	69,136
Grifols SA
4.75%, 10/15/2028 (A) (B)	813,000	696,221
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028 (A)	685,000	595,218
5.13%, 04/30/2031 (A)	792,000	634,749

		2,721,796

Professional Services - 0.3%
Gartner, Inc.
3.63%, 06/15/2029 (A)	273,000	233,496
3.75%, 10/01/2030 (A)	211,000	177,049
4.50%, 07/01/2028 (A)	451,000	411,476

		822,021

Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (A) (B)	510,000	470,526
8.88%, 09/01/2031 (A)	102,000	98,685

		569,211

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 1.3%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/2029 (A)	$ 819,000	$ 816,963
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	829,000	699,280
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/2028 (A)	813,000	699,954
MSCI, Inc.
3.63%, 09/01/2030 (A)	986,000	828,141
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (A)	511,000	238,548

		3,282,886

Specialty Retail - 0.6%
Bath & Body Works, Inc.
6.63%, 10/01/2030 (A)	236,000	221,260
6.75%, 07/01/2036 (B)	497,000	435,421
6.88%, 11/01/2035	325,000	290,254
7.50%, 06/15/2029 (B)	549,000	542,329
9.38%, 07/01/2025 (A) (B)	56,000	58,245

		1,547,509

Technology Hardware, Storage & Peripherals - 1.3%
NCR Corp.
5.13%, 04/15/2029 (A)	1,105,000	973,537
5.25%, 10/01/2030 (A)	481,000	414,320
5.75%, 09/01/2027 (A)	323,000	325,381
6.13%, 09/01/2029 (A)	513,000	526,061
Seagate HDD Cayman
8.25%, 12/15/2029 (A)	193,000	198,168
8.50%, 07/15/2031 (A)	170,000	174,372
Western Digital Corp.
4.75%, 02/15/2026	667,000	635,914

		3,247,753

Wireless Telecommunication Services - 1.6%
Altice France SA
5.13%, 07/15/2029 (A)	200,000	141,822
5.50%, 10/15/2029 (A)	1,096,000	788,526
8.13%, 02/01/2027 (A)	416,000	369,072
Sprint LLC
7.13%, 06/15/2024	913,000	918,823
7.63%, 03/01/2026	409,000	420,509
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031 (A)	585,000	466,309
4.75%, 07/15/2031 (A)	1,029,000	831,257

		3,936,318

Total Corporate Debt Securities (Cost $257,249,494)		234,374,237

LOAN ASSIGNMENTS - 1.5%
Automobile Components - 0.2%
Clarios Global LP
Term Loan,
1-Month Term SOFR + 3.75%, 9.07% (C), 05/06/2030	436,000	434,910

Transamerica Series Trust	Page 7

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Communications Equipment - 0.3%
Avaya, Inc.
Term Loan,
1-Month Term SOFR + 8.50%, PIK Rate 7.00%, Cash Rate 0.00%, 6.82% (C), 08/01/2028	$ 949,461	$ 835,525

Containers & Packaging - 0.6%
Anchor Glass Container Corp.
Term Loan,
3-Month Term SOFR + 5.00%, 10.37% - 10.90% (C), 12/07/2025	883,639	725,688
Reynolds Group Holdings, Inc.
Term Loan B2,
1-Month Term SOFR + 3.25%, 8.68% (C), 02/05/2026	209,852	209,485
Trident TPI Holdings, Inc.
Term Loan,
3-Month Term SOFR + 4.50%, 9.89% (C), 09/15/2028	404,267	403,088

		1,338,261

Media - 0.2%
Clear Channel Outdoor Holdings, Inc.
Term Loan B,
1-Month Term SOFR + 3.50%, 3-Month Term SOFR + 3.50%, 8.93% - 9.13% (C), 08/21/2026	370,563	359,343

Software - 0.2%
CDK Global, Inc.
Term Loan B,
3-Month Term SOFR + 4.25%, 9.64% (C), 07/06/2029	598,492	598,181

Total Loan Assignments (Cost $3,702,895)		3,566,220

	Shares	Value
COMMON STOCKS - 0.1%
Diversified Telecommunication Services - 0.0% (L)
Intelsat SA (E) (F) (H)	2,952	$ 63,468

Electric Utilities - 0.0% (L)
Homer City Generation LLC (E) (F) (H)	39,132	391

Oil, Gas & Consumable Fuels - 0.0%
Ultra Resources, Inc. (E) (F) (G) (H)	123	0

Software - 0.1%
Avaya Holdings Corp. (E) (F) (M)	33,145	265,160

Total Common Stocks (Cost $2,799,690)		329,019

OTHER INVESTMENT COMPANY - 8.0%
Securities Lending Collateral - 8.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (N)	19,802,855	19,802,855

Total Other Investment Company (Cost $19,802,855)		19,802,855

	Principal	Value
REPURCHASE AGREEMENT - 2.1%
Fixed Income Clearing Corp., 2.50% (N), dated 09/29/2023, to be repurchased at $5,153,323 on 10/02/2023. Collateralized by a U.S. Government Obligation, 0.75%, due 04/30/2026, and with a value of $5,255,313.	$ 5,152,250	5,152,250

Total Repurchase Agreement (Cost $5,152,250)		5,152,250

Total Investments (Cost $288,707,184)		263,224,581
Net Other Assets (Liabilities) - (7.0)%		(17,156,786)

Net Assets - 100.0%		$ 246,067,795

INVESTMENT VALUATION:

Valuation Inputs (O)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (P)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$234,374,237	$0	$234,374,237
Loan Assignments	—	3,566,220	—	3,566,220
Common Stocks	—	265,160	63,859	329,019
Other Investment Company	19,802,855	—	—	19,802,855
Repurchase Agreement	—	5,152,250	—	5,152,250

Total Investments	$19,802,855	$243,357,867	$63,859	$263,224,581

Transamerica Series Trust	Page 8

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the total value of 144A securities is $171,771,851, representing 69.8% of the Portfolio’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $19,720,492, collateralized by cash collateral of $19,802,855 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $333,103. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate securities. The rates disclosed are as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Non-income producing securities.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2023, the total value of securities is $329,019, representing 0.1% of the Portfolio’s net assets.
(G)	Securities deemed worthless.
(H)	Securities are Level 3 of the fair value hierarchy.
(I)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(J)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At September 30, 2023, the value of this security is $19,480, representing less than 0.1% of the Portfolio’s net assets.
(K)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of September 30, 2023; the maturity date disclosed is the ultimate maturity date.
(L)	Percentage rounds to less than 0.1% or (0.1)%.
(M)	Restricted security. At September 30, 2023, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Avaya Holdings Corp.	05/01/2023	$397,740	$265,160	0.1%

(N)	Rates disclosed reflect the yields at September 30, 2023.
(O)	There were no transfers in or out of Level 3 during the period ended September 30, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(P)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Transamerica Series Trust	Page 9

Transamerica Aegon High Yield Bond VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Aegon High Yield Bond VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 10

Transamerica Aegon High Yield Bond VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Series Trust	Page 11